BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)										3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 18, 2025	Mar. 16, 2025	Jan. 27, 2025	Dec. 16, 2024	Oct. 07, 2024	Jan. 10, 2024	Oct. 10, 2023	Jun. 08, 2023	Mar. 15, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jul. 30, 2024	Jul. 08, 2024	May 02, 2024	Nov. 30, 2023	Nov. 21, 2023	Feb. 28, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net loss										$ 3,809,700	$ 1,399,213	$ 3,793,585		$ 23,753,863
Accumulated deficit										56,428,648		3,793,585		52,618,948
Stockholders' deficit									$ (90)	12,835,162	5,074,276	3,734,762		19,385,784				$ 3,734,762			$ 3,734,762
Cash										1,588,135				912,574
Other investments														10,075,002
Trust account proceeds net														1,564,086
Shares value									90	16,414				268,998
Proceeds from issuance of common stock										$ 16,414		$ 87		$ 260,927
Common stock, par value										$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Exercise price										$ 11.50				$ 11.50
Aggregate gross proceeds										$ 5,750,400
Interest rate														6.00%
Deferred cost										30,000				$ 116,121
Non-refundable Payment							$ 75,000	$ 25,000
Debt instrument, face amount						$ 1,562,030
Non-refundable extension payment															$ 33,333		$ 33,333
Purchase of land amount				$ 1,497,949		1,662,030
Cost				2,585								$ 44,186		6,679
Land				$ 75,950		$ 78,535
Capital project costs										5,101,809		100,000		3,320,403
Rent expense												24,425		31,242
Other transaction costs												450,113
Offering costs		$ 2,108,480	$ 86,121											32,601
Additional capital project costs										$ 1,781,406
Legal And Professional Consulting Services [Member]
Property, Plant and Equipment [Line Items]
Cost												75,136
Two Borrowers [Member]
Property, Plant and Equipment [Line Items]
Promissory note receivable														$ 502,838
Interest rate														23.50%
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life										5 years				5 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life										3 years				3 years
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Shares of common stock value														$ 550,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Shares value	$ 172,841		$ 1,159,331
Common stock, par value														$ 0.0001
Exercise price		$ 0.62	$ 1.30											$ 1.30
Issuance of common stock, shares			4,792,000											4,792,000
Common stock purchase warrants		4,792,000
Sale of stock, price per share			$ 1.20											$ 1.20
Aggregate gross proceeds	$ 2,971,040	$ 2,971,040	$ 5,750,400											$ 5,750,400
Deferred cost										$ 25,000		1,005,109		116,121
Deferred transaction costs													$ 6,496,114
Equity classified instruments														$ 7,501,223
IPO [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Exercise price		$ 0.62
Common stock purchase warrants		4,792,000
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock purchase warrants			4,792,000											4,792,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss
Stockholders' deficit									(4,142)	(5,624)	$ (4,023)	$ (4,023)		(4,603)				$ (87)			$ (87)
Shares value									$ 90					$ 6
Issuance of common stock, shares									9,000,000	3,981				55,826
Sale of stock, price per share																			$ 12.00
Warrant [Member]
Property, Plant and Equipment [Line Items]
Exercise price		$ 0.70
Common stock purchase warrants		9,584,000
Inducement Warrants [Member] | IPO [Member] | Maximum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Common stock purchase warrants		9,584,000
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares value					$ 50,000,000
Purchase Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares value										$ 3,981				$ 55,826
Proceeds from issuance of common stock										$ 15,922				260,927
Bridge Agreement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from investors														3,550,000
Purchase Agreements [Member]
Property, Plant and Equipment [Line Items]
Proceeds from investors														$ 425,000
Common stock, par value														$ 0.0001
Purchase Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Shares of common stock value														$ 550,000
Purchase Agreements [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Exercise price														$ 11.50